Financial Risk Management - Summary of Financial Assets and Liabilities by Class (Detail) - USD ($) $ in Millions	Jun. 30, 2025	Jun. 30, 2024	Jun. 30, 2023
Disclosure of detailed information about financial instruments [line items]
Other financial assets	$ 1,683	$ 1,610
Current other financial assets	561	381
Non-current other financial assets	1,122	1,229
Cash and cash equivalents	11,894	12,501	$ 12,428
Trade and other receivables	4,253	5,339
Total financial assets	17,353	18,958
Non-financial assets	91,437	83,404
Total assets	108,790	102,362	101,296
Other financial liabilities	1,578	2,271
Current other financial liabilities	214	512
Non-current other financial liabilities	1,364	1,759
Trade and other payables	6,670	6,764
Bank overdrafts and short-term borrowings	1	3	5
Notes and debentures	18,663	14,932
Lease liabilities	2,953	3,116
Total financial liabilities	32,654	29,652
Non-financial liabilities	23,918	23,590
Total liabilities	56,572	53,242	$ 52,766
Financial assets held at amortised cost [member]
Disclosure of detailed information about financial instruments [line items]
Cash and cash equivalents	11,894	12,501
Financial liabilities held at amortised cost [member]
Disclosure of detailed information about financial instruments [line items]
Bank overdrafts and short-term borrowings	1	3
Bank loans	3,731	2,610
Notes and debentures	17,653	14,932
Other	158	57
Current cross currency and interest rate swaps [member] | Financial liabilities held at fair value through profit or loss [member] | Level 2 [member]
Disclosure of detailed information about financial instruments [line items]
Other financial liabilities	0	176
Current other derivative contracts [member] | Financial liabilities held at fair value through profit or loss [member] | Level 2 [member]
Disclosure of detailed information about financial instruments [line items]
Other financial liabilities	130	241
Current other financial liabilities [Member] | Financial liabilities held at amortised cost [member]
Disclosure of detailed information about financial instruments [line items]
Current other financial liabilities	84	95
Non-current cross currency and interest rate swaps [member] | Financial liabilities held at fair value through profit or loss [member] | Level 2 [member]
Disclosure of detailed information about financial instruments [line items]
Other financial liabilities	1,056	1,337
Non-current other derivative contracts [member] | Financial liabilities held at fair value through profit or loss [member] | Level 2 [member]
Disclosure of detailed information about financial instruments [line items]
Other financial liabilities	0	54
Non current other financial liabilities [Member] | Financial liabilities held at amortised cost [member]
Disclosure of detailed information about financial instruments [line items]
Non-current other financial liabilities	308	368
Trades and other payables [member] | Financial liabilities held at amortised cost [member]
Disclosure of detailed information about financial instruments [line items]
Trade and other payables	6,087	6,049
Provisionally priced trade payables [member] | Financial liabilities held at fair value through profit or loss [member] | Level 2 [member]
Disclosure of detailed information about financial instruments [line items]
Trade and other payables	493	614
Current cross currency and interest rate swaps [member] | Financial assets held at fair value through profit or loss [member] | Level 2 [member]
Disclosure of detailed information about financial instruments [line items]
Other financial assets	13	5
Current other derivative contracts [member] | Financial assets held at fair value through profit or loss [member] | Levels 2 and 3 [member]
Disclosure of detailed information about financial instruments [line items]
Other financial assets	275	118
Current other financial assets [member] | Financial assets held at amortised cost [member]
Disclosure of detailed information about financial instruments [line items]
Current other financial assets	236	234
Current other investments [member] | Financial assets held at fair value through profit or loss [member] | Level 1 and 2 [member]
Disclosure of detailed information about financial instruments [line items]
Other financial assets	37	24
Non-current cross currency and interest rate swaps [member] | Financial assets held at fair value through profit or loss [member] | Level 2 [member]
Disclosure of detailed information about financial instruments [line items]
Other financial assets	448	113
Non-current other derivative contracts [member] | Financial assets held at fair value through profit or loss [member] | Levels 2 and 3 [member]
Disclosure of detailed information about financial instruments [line items]
Other financial assets	158	103
Non-current other financial assets [member] | Financial assets held at fair value through profit or loss [member] | Level 3 [member]
Disclosure of detailed information about financial instruments [line items]
Non-current other financial assets	122	195
Non-current other financial assets [member] | Financial assets held at amortised cost [member]
Disclosure of detailed information about financial instruments [line items]
Other financial assets	191	398
Non-current investment in shares [member] | Financial assets held at fair value through other comprehensive income [member] | Level 1 and 3 [member]
Disclosure of detailed information about financial instruments [line items]
Other financial assets	64	201
Non-current other investments [member] | Financial assets held at fair value through profit or loss [member] | Level 1 and 2 [member]
Disclosure of detailed information about financial instruments [line items]
Other financial assets	139	219
Trade and other receivable [member] | Financial assets held at amortised cost [member]
Disclosure of detailed information about financial instruments [line items]
Trade and other receivables	1,195	1,597
Provisionally priced trade receivables [member] | Financial assets held at fair value through profit or loss [member] | Level 2 [member]
Disclosure of detailed information about financial instruments [line items]
Trade and other receivables	$ 2,581	$ 3,250